STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended	3 Months Ended		9 Months Ended
	Aug. 22, 2022	May 24, 2022	Mar. 14, 2022	May 28, 2021	Jan. 29, 2021	Jan. 31, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)							600,000,000.0		600,000,000.0
Common stock, shares authorized (in shares)							300,000,000		300,000,000		300,000,000
Preferred stock, shares authorized (in shares)							300,000,000.0		300,000,000.0
Common stock, shares outstanding (in shares)							94,899,000		94,899,000		94,878,000
Preferred stock, shares outstanding (in shares)							0		0		0
Common stock initially reserved for issuance (in shares)							7,400,000		7,400,000
Shares available for future issuance (in shares)							6,100,000		6,100,000
Shares available for future issuance under awards granted (in shares)							1,300,000		1,300,000
Stock-based compensation expense							$ 1,100		$ 3,100
Unrecognized compensation cost							9,700		9,700
Cash dividend paid (in USD per share)	$ 0.08	$ 0.08	$ 0.08	$ 0.03	$ 0.01	$ 0.08
Value of cash dividend paid						$ 7,600
Amount available to declare or pay a dividend							27,200		27,200
Net income (loss)							46,604	$ (21,563)	98,385	$ 41,384
Cost of sales							2,134,062	1,843,415	6,435,233	3,917,484
Interest expense							(17,095)	(9,341)	(41,724)	(14,187)
Other income, net							(9,312)	$ (7,167)	(20,434)	$ (7,867)
Fair Value of Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Net income (loss)							7,400		9,500
Cost of sales							(7,500)		(14,100)
Interest expense							$ 100		4,600
Foreign Currency Translation | Reclassification out of Accumulated Other Comprehensive Income
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other income, net									$ 5,400
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									1 year
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									3 years